Significant accounting policies - Leases (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities	$ 18,122
Current portion of operating lease liabilities	4,004	$ 3,799
Non-current portion of operating lease liabilities	14,118	17,710
Operating lease right-of-use assets	18,192	21,841
Less: current portion of leases	26,895	29,206
Finance lease obligations, noncurrent	$ 42,577	$ 47,072
Topic 842
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities			$ 17,410
Current portion of operating lease liabilities			3,407
Non-current portion of operating lease liabilities			14,003
Operating lease right-of-use assets			16,021
Deferred lease inducements			1,389
Less: current portion of leases			32,250
Finance lease obligations, noncurrent			54,318
Reclassification from current capital lease obligations			32,250
Reclassification from non-current capital lease obligations			$ 54,318